Note 11 - Net Loss Per Share Attributable to Common Stockholders (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accretion of Redeemable Convertible Preferred Stock to Redemption Value		$ 6,747